Right-of-use assets and Lease liabilities - Components of Right-of-Use Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 354	$ 391
Land
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	14	15
Buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	309	347
Machinery & equipment and other assets
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 31	$ 29